employee future benefits - Assumptions (Details) - Pension plans - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
employee future benefits
Discount rate used to determine net benefit costs	3.80%	4.00%
Discount rate used to determine defined benefit obligations	3.40%	3.80%
Discount rate used to determine current service cost in subsequent fiscal year	3.50%	4.00%
Rate of future increases in compensation used to determine net benefit costs	2.51%	3.00%
Rate of future increases in compensation used to defined benefit obligations	2.70%	2.51%
Increase in life expectancy in actuarial assumption	1 year	1 year
Decrease in actuarial assumption (as a per cent)	0.25%	0.25%
Life expectancy
employee future benefits
Effect of change in actuarial assumption in obligation	CAD 270	CAD 228
Effect of change in actuarial assumption in expense	11	10
Discount rate
employee future benefits
Effect of change in actuarial assumption in obligation	337	310
Effect of change in actuarial assumption in expense	16	17
Rate of future increases in compensation
employee future benefits
Effect of change in actuarial assumption in obligation	(34)	(27)
Effect of change in actuarial assumption in expense	CAD (3)	CAD (3)